Initial Public Offering (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Initial Public Offering [Member]
Initial Public Offering (Textual)
Sale of units, shares	30,015,000	30,015,000
Purchase price per share	$ 10.00	$ 10.00
Description of initial business combination	Each Warrant will become exercisable on the later of 30 days after the completion of the Company's Initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company's Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Warrant holders.	Each Warrant will become exercisable on the later of 30 days after the completion of the Company's Initial Business Combination or 12 months from the closing of the Initial Public Offering, and will expire five years after the completion of the Company's Initial Business Combination or earlier upon redemption or liquidation. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Warrant holders.
Over-allotment option [Member]
Initial Public Offering (Textual)
Sale of units, shares	3,915,000	3,915,000
Purchase price per share	$ 10.00	$ 10.00
Class A common stock [Member]
Initial Public Offering (Textual)
Common stock, par value	0.0001	0.0001	$ 0.0001
Class A common stock [Member] | Warrant [Member]
Initial Public Offering (Textual)
Purchase price per share	11.50	11.50
Common stock, par value	$ 0.0001	$ 0.0001